Background, Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2014
Background, Basis of Presentation, and Going Concern [Abstract]
Summary of royalty revenue
Years ending December 31,
2015	40,000
2016	50,000
2017	65,000
2018	75,000
2019	100,000
2020 and thereafter	100,000